S000074770 [Member] Average Annual Total Returns	12 Months Ended	45 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	1.57%
Performance Inception Date		Mar. 31, 2022
DoubleLine Opportunistic Core Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	7.39%	2.54%
Performance Inception Date		Mar. 31, 2022
DoubleLine Opportunistic Core Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.31%	0.66%
Performance Inception Date		Mar. 31, 2022
DoubleLine Opportunistic Core Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.34%	1.11%
Performance Inception Date		Mar. 31, 2022